Financial Instruments carried at Fair Value - Carrying Value of The Financial Instruments held at Fair Value (Detail) - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016
Quoted prices in active market (Level 1)
Financial assets held at fair value:
Trading assets	[1]	€ 106,075	€ 89,943
Trading securities, assets	[1]	105,792	89,694
Other trading assets	[1]	283	248
Positive market values from derivative financial instruments	[1]	12,280	8,802	[2]
Financial assets designated at fair value through profit or loss	[1]	6,547	10,118
Financial assets available for sale	[1]	29,579	35,626	[3]
Other financial assets at fair value	[1]	0	28
Total financial assets held at fair value	[1]	154,480	144,517
Financial liabilities held at fair value:
Trading liabilities	[1]	53,644	41,664
Trading securities, liabilities	[1]	53,644	41,664
Other trading liabilities	[1]	0	0
Negative market values from derivative financial instruments	[1]	9,163	9,913	[4]
Financial liabilities designated at fair value through profit or loss	[1]	4	4
Investment contract liabilities	[1]	0	0
Other financial liabilities at fair value	[1]	0	0
Total financial liabilities held at fair value	[1]	62,810	51,581
Valuation technique observable parameters (Level 2)
Financial assets held at fair value:
Trading assets	[1]	69,543	70,415
Trading securities, assets	[1]	62,770	62,220
Other trading assets	[1]	6,773	8,195
Positive market values from derivative financial instruments	[1]	341,413	466,551	[2]
Financial assets designated at fair value through profit or loss	[1]	83,242	75,867
Financial assets available for sale	[1]	15,713	16,449	[3]
Other financial assets at fair value	[1],[5]	3,258	3,618
Total financial assets held at fair value	[1]	513,169	632,900
Financial liabilities held at fair value:
Trading liabilities	[1]	17,817	15,311
Trading securities, liabilities	[1]	17,503	14,874
Other trading liabilities	[1]	314	437
Negative market values from derivative financial instruments	[1]	327,572	445,089	[4]
Financial liabilities designated at fair value through profit or loss	[1]	62,426	58,259
Investment contract liabilities	[1]	574	592
Other financial liabilities at fair value	[1],[5]	1,294	4,647
Total financial liabilities held at fair value	[1]	409,683	523,898
Valuation technique unobservable parameters (Level 3)
Financial assets held at fair value:
Trading assets	[1]	9,043	10,686
Trading securities, assets	[1]	4,634	5,012
Other trading assets	[1]	4,409	5,674
Positive market values from derivative financial instruments	[1]	7,340	9,798
Financial assets designated at fair value through profit or loss	[1]	1,488	1,601
Financial assets available for sale	[1]	4,104	4,153
Other financial assets at fair value	[1]	47	33
Total financial assets held at fair value	[1]	22,022	26,271
Financial liabilities held at fair value:
Trading liabilities	[1]	2	52
Trading securities, liabilities	[1]	2	52
Other trading liabilities	[1]	0	0
Negative market values from derivative financial instruments	[1]	5,992	8,857
Financial liabilities designated at fair value through profit or loss	[1]	1,444	2,229
Investment contract liabilities	[1]	0	0
Other financial liabilities at fair value	[1],[6]	(298)	(848)
Total financial liabilities held at fair value	[1]	€ 7,139	€ 10,290

[1]	Amounts in this table are generally presented on a gross basis, in line with the Groups accounting policy regarding offsetting of financial instruments, as described in Note 1 Significant Accounting Policies and Critical Accounting Estimates.
[2]	Reassessment of trades have resulted a restatement in positive market values for derivatives financial instrument by 5.0billion in Valuation technique observable parameters (Level 2) and negative 5.0billion in Quoted prices in active market (Level 1).
[3]	Financial assets available for sale have been restated by 6.9billion in Quoted prices in active market (Level 1) and negative 6.9billion in Valuation technique observable parameters (Level 2).
[4]	Reassessment of trades have resulted a restatement in negative market values for derivatives financial instrument by 3.7billion in Valuation technique observable parameters (Level 2) and negative 3.7billion in Quoted prices in active market (Level 1)
[5]	Predominantly relates to derivatives qualifying for hedge accounting.
[6]	Relates to derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated. The separated embedded derivatives may have a positive or a negative fair value but have been presented in this table to be consistent with the classification of the host contract. The separated embedded derivatives are held at fair value on a recurring basis and have been split between the fair value hierarchy classifications.